Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Government and corporate debentures	$-	$12,929	$-	$12,929
Convertible debentures	-	1,209	-	1,209
Dividend preference derivative in TSG (1)	-	-	2,400	2,400

Total financial assets	$-	$14,138	$2,400	$16,538

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$52,876	$52,876
Contingent consideration (2)	-	-	6,769	6,769

Total financial liabilities	$-	$-	$59,645	$59,645

	Fair value measurements
	December 31, 2016
	Level 1	Level 2	Level 3		Total
Assets:
Equity securities	$1,001	$-	$-		$1,001
Government and corporate debentures	6,019	47,724	-		53,743
Dividend preference derivative in TSG (1)	-	-	2,140		2,140

Total financial assets	$7,020	$47,724	$2,140		$56,884

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$46,484	*)	$46,484
Contingent consideration (2)	-	-	10,218	*)	10,218

Total financial liabilities	$-	$-	$56,702		$56,702

(1) The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.

(2) The fair value of redeemable non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.

*) Adjustment to comparative data